17. PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	3.14%	3.13%	3.72%
Hydroelectric generation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	2.96%
Wind power generation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	4.94%
Administration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	6.19%